ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

Note B

ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss are as follows:

				Accumulated
	Foreign		Deferred	Other
	Currency	Pension &	Gain (Loss)	Comprehensive
(in thousands)	Translation	Other Benefits	— Hedging	Loss
Balance at October 26, 2008	$ 4,243	$ (77,608)	$(40,651)	$ (114,016)
Unrecognized losses	(862)	(200,150)	(8,323)	(209,335)
Reclassification into net earnings	–	9,200	55,053	64,253
Tax effect	–	72,996	(18,967)	54,029
Net of tax amount	(862)	(117,954)	27,763	(91,053)
ASC 715 measurement date adjustment (net of $912 tax effect)	–	1,459	–	1,459
Balance at October 25, 2009	$ 3,381	$ (194,103)	$(12,888)	$ (203,610)
Unrecognized gains (losses)	5,468	(38,490)	23,511	(9,511)
Reclassification into net earnings	–	22,244	28,672	50,916
Tax effect	–	5,106	(18,811)	(13,705)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$ 8,849	$ (205,243)	$ 20,484	$ (175,910)
Unrecognized gains (losses)	843	(15,115)	39,480	25,208
Reclassification into net earnings	–	20,363	(45,103)	(24,740)
Tax effect	–	(2,188)	2,147	(41)
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008	$(175,483)